FINANCIAL INSTRUMENTS - Currency Exchange Rate Derivative Contracts (Details) - Exchange rate risk - Canadian dollar option contracts	Dec. 31, 2020 CAD ($) $ / shares
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	$ 647,000,000
2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	$ 252,000,000
2021 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30
2021 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.47
2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	$ 210,000,000
2022 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30
2022 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.48
2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	$ 185,000,000
2023 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30
2023 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.46